FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured or disclosed at fair value on a recurring basis

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Category
Cash equivalents:
Commercial paper	—	4,488	—	4,488
Subtotal	—	4,488	—	4,488
Short-term investments:
Asset backed securities	—	330	—	330
Commercial paper	—	7,593	—	7,593
Corporate bonds	—	49,773	—	49,773
Treasury bill	—	5,928	—	5,928
U.S. treasury securities	1,948	—	—	1,948
Yankee bonds	—	2,009	—	2,009
Wealth management products	—	82,930	—	82,930
Marketable debt securities (note 4)	1,948	148,563	—	150,511
Equity investment with readily determinable fair values (note b and note 5a)	23,988	—	—	23,988
Equity securities	23,988	—	—	23,988
Term deposits and certificate of deposits (note a)	—	34,536	—	34,536
Subtotal	25,936	183,099	—	209,035
Long-term investments:
Asset backed securities	—	6,074	—	6,074
Corporate bonds	—	37,655	—	37,655
U.S. treasury securities	6,047	—	—	6,047
Yankee bonds	—	3,580	—	3,580
Wealth management products	—	5,017	—	5,017
Marketable debt securities (note 4)	6,047	52,326	—	58,373
Debt investments in investees’ preferred shares (note 5a)	—	—	35,076	35,076
Term deposits and certificate of deposits (note a and note 5)	—	21,517	—	21,517
Subtotal	6,047	73,843	35,076	114,966
Total assets in fair value	31,983	261,430	35,076	328,489

Fair value measurements on a recurring basis

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Category
Cash equivalents:
Commercial paper	—	3,990	—	3,990
Treasury bill	—	6,973	—	6,973
Money market fund	—	183,856	—	183,856
Subtotal	—	194,819	—	194,819
Short-term investments:
Asset backed securities	—	5,352	—	5,352
Corporate bonds	—	172,595	—	172,595
Treasury bill	—	33,777	—	33,777
U.S. treasury securities	13,345	—	—	13,345
Yankee bonds	—	7,006	—	7,006
Wealth management products	—	47,536	—	47,536
Marketable debt securities (note 4)	13,345	266,266	—	279,611
Equity investment with readily determinable fair values (note b and note 5a)	15,748	—	—	15,748
Restricted stocks (note b and note 5a)	—	—	138,807	138,807
Equity securities	15,748	—	138,807	154,555
Term deposits and certificate of deposits (note a)	—	437,992	—	437,992
Subtotal	29,093	704,258	138,807	872,158
Long-term investments:
Asset backed securities	—	49,762	—	49,762
Corporate bonds	—	40,792	—	40,792
U.S. treasury securities	20,949	—	—	20,949
Sovereign government security	2,462	—	—	2,462
Wealth management products	—	5,014	—	5,014
Marketable debt securities (note 4)	23,411	95,568	—	118,979
Convertible bonds (note 5c)	—	—	10,897	10,897
Term deposits and certificate of deposits (note a and note 5)	—	227,932	—	227,932
Subtotal	23,411	323,500	10,897	357,808
Total assets in fair value	52,504	1,222,577	149,704	1,424,785
Note a:

Term deposits and certificate of deposits are deposits of fixed interest rate with original maturities between three months and one year, and above one year, which are recorded in short-term investments and long-term investments based on the maturities.

Note b:

For the investment in common shares without restriction, its fair value is based on the quoted stock price of its investees in the active market and classified as Level 1 measurement. For the investment in common shares with restriction, i.e subject to lock-up periods, its fair value is based on the quoted stock price of its investee in the active market adjusted for a DLOM, and classified as Level 3 measurement.

As of December 31, 2024, the balance of the investments was $24.0 million, consisting of $4.3 million in one new equity investment and $19.7 million reclassified from long-term investments (note 5a). The decrease of $21.3 million in fair value was recorded in changes in fair value of trading securities.

As of December 31, 2025, the balance of the investments was $154.6 million, consisting of $2.9 million, and $12.9 million equity investments in the same two listed companies as of December 31, 2024 and restricted stock of $138.8 million reclassified from long-term investments (note 5a). The increase of $128.0 million in fair value was recorded in changes in fair value of trading securities.

Schedule of activities related to fair value of warrants liability

	Year ended December 31,
	2024	2025
Balance at the beginning of the year	5,617	—
Issuance of warrants	—	—
Change in fair value	(5,617)	—
Exercise of the warrants	—	—
Balance at the end of the year	—	—